SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
SEGMENT INFORMATION
Commercial Operations Segment Adjusted EBITDA	$ (4,681)	$ (11,031)
Research And Development Adjusted EBITDA	(3,143)	(5,550)
Financial income, net	5,360	26,330
Share-based compensation to employees and service providers	(229)	(849)
Depreciation	(402)	(1,055)
Amortization of intangible assets	(16)	(530)
Gain from early termination of lease, net	23	694
Other income		42,993
Consolidated Comprehensive income (loss)	$ (3,088)	$ 51,002